Earnings per Share	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
EARNINGS PER SHARE
Earnings per Share

3.Earnings per Share

ASC 260, Earnings per Share, requires companies to treat unvested share-based payment awards that have non-forfeitable rights to dividends or dividend equivalents as a separate class of securities in calculating earnings per share.  We have granted and expect to continue to grant to employees restricted stock grants that contain non-forfeitable rights to dividends.  Such grants are considered participating securities under ASC 260.  As such, we are required to include these grants in the calculation of our basic earnings per share and calculate basic earnings per share using the two-class method. The two-class method of computing earnings per share is an earnings allocation formula that determines earnings per share for each class of common stock and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings.

Basic earnings per share is computed utilizing the two-class method and is calculated based on the weighted-average number of common shares outstanding during the periods presented.

Diluted earnings per share is computed using the weighted-average number of common and common equivalent shares outstanding during the periods utilizing the two-class method for stock options and nonvested restricted stock.

The following table sets forth the computation of basic and diluted earnings per share:

	Three Months Ended		Six Months Ended
	March 31,		March 31,
	2015	2014	2015	2014
	(in thousands, except per share amounts)

Numerator:
Income from continuing operations	$149,536	$174,589	$352,593	$347,771
Loss from discontinued operations	1	(19)	(14)	(19)
Net income	149,537	174,570	352,579	347,752
Adjustment for basic earnings per share:
Earnings allocated to unvested shareholders	(948)	(1,035)	(2,212)	(2,027)
Numerator for basic earnings per share:
From continuing operations	148,588	173,554	350,381	345,744
From discontinued operations	1	(19)	(14)	(19)
	148,589	173,535	350,367	345,725
Adjustment for diluted earnings per share:
Effect of reallocating undistributed earnings of unvested shareholders	3	8	9	17
Numerator for diluted earnings per share:
From continuing operations	148,591	173,562	350,390	345,761
From discontinued operations	1	(19)	(14)	(19)
	$148,592	$173,543	$350,376	$345,742
Denominator:
Denominator for basic earnings per share — weighted-average shares	107,646	107,692	107,812	107,417
Effect of dilutive shares from stock options and restricted stock	724	1,389	808	1,528
Denominator for diluted earnings per share — adjusted weighted-average shares	108,370	109,081	108,620	108,945
Basic earnings per common share:
Income from continuing operations	$1.38	$1.61	$3.25	$3.22
Income from discontinued operations	—	—	—	—
Net income	$1.38	$1.61	$3.25	$3.22
Diluted earnings per common share:
Income from continuing operations	$1.37	$1.59	$3.23	$3.17
Income from discontinued operations	—	—	—	—
Net income	$1.37	$1.59	$3.23	$3.17

The following shares attributable to outstanding equity awards were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive:

	Three Months Ended		Six Months Ended
	March 31,		March 31,
	2015	2014	2015	2014
	(in thousands, except per share amounts)

Shares excluded from calculation of diluted earnings per share	667	215	667	256
Weighted-average price per share	$72.85	$79.67	$72.85	$79.67

NOTE 7 EARNINGS PER SHARE

        ASC 260, Earnings per Share, requires companies to treat unvested share-based payment awards that have non-forfeitable rights to dividend or dividend equivalents as a separate class of securities in calculating earnings per share. We have granted and expect to continue to grant to employees restricted stock grants that contain non-forfeitable rights to dividends. Such grants are considered participating securities under ASC 260. As such, we are required to include these grants in the calculation of our basic earnings per share and calculate basic earnings per share using the two-class method. The two-class method of computing earnings per share is an earnings allocation formula that determines earnings per share for each class of common stock and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings.

        Basic earnings per share is computed utilizing the two-class method and is calculated based on weighted-average number of common shares outstanding during the periods presented.

        Diluted earnings per share is computed using the weighted-average number of common and common equivalent shares outstanding during the periods utilizing the two-class method for stock options and nonvested restricted stock.

        The following table sets forth the computation of basic and diluted earnings per share:

	September 30,
	2014	2013	2012
	(in thousands)
Numerator:
Income from continuing operations	$708,766	$721,453	$573,609
Income (loss) from discontinued operations	(47)	15,186	7,436

Net income	708,719	736,639	581,045
Adjustment for basic earnings per share
Earnings allocated to unvested shareholders	(4,145)	(3,842)	(2,246)

Numerator for basic earnings per share:
From continuing operations	704,621	717,611	571,363
From discontinued operations	(47)	15,186	7,436

	704,574	732,797	578,799
Adjustment for diluted earnings per share:
Effect of reallocating undistributed earnings of unvested shareholders	30	46	31
Numerator for diluted earnings per share:
From continuing operations	704,651	717,657	571,394
From discontinued operations	(47)	15,186	7,436

	$704,604	$732,843	$578,830

Denominator:
Denominator for basic earnings per share—weighted-average shares	107,800	106,286	106,819
Effect of dilutive shares from stock options and restricted stock	1,341	1,593	1,558

Denominator for diluted earnings per share—adjusted weighted-average shares	109,141	107,879	108,377

Basic earnings per common share:
Income from continuing operations	$6.54	$6.75	$5.35
Income from discontinued operations	—	0.14	0.07

Net income	$6.54	$6.89	$5.42

Diluted earnings per common share:
Income from continuing operations	$6.46	$6.65	$5.27
Income from discontinued operations	—	0.14	0.07

Net income	$6.46	$6.79	$5.34

        The following shares attributable to outstanding equity awards were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive:

	2014	2013	2012
	(in thousands, except per share amounts)
Shares excluded from calculation of diluted earnings per share	215	743	446
Weighted-average price per share	$79.67	$57.27	$59.68